Goodwill and Intangible assets (Tables)	6 Months Ended
Jun. 30, 2023
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Summary of Goodwill and Intangible Assets

	As at June 30,	As at December 31,
(€‘000)	2023	2022

Goodwill	—	—
Oncyte In-process research and development (‘IPR&D’)	—	—
C-Cathez development costs	375	408
Patents, licenses and trademarks	237	456
Software	33	—

Total Goodwill and Intangible assets	645	864